Subsequent Events (Details Narrative) - Subsequent Event [Member] - Senior Secured Convertible Promissory Note [Member] - Noteholder A [Member]	Apr. 02, 2021 USD ($) $ / shares
Debt instrument face amount | $	$ 440,000
Debt instrument, maturity date	Apr. 01, 2022
Debt interest rate	12.00%
Debt conversion price per share | $ / shares	$ 0.054
Maturity date description	The note matures April 1, 2022 but may be extended an additional 12 months